Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cost
Foreign exchange movement	$ (1,728)	$ (55)
Intangible assets gross	37,576	15,077
Accumulated amortization	(9,467)	(6,933)
Foreign exchange movement	151	134
Net book value	28,260	8,278
Customer relationships acquired
Cost
Intangible assets gross	22,193	12,337
Technology Assets
Cost
Intangible assets gross	11,169
Order Backlog
Cost
Intangible assets gross	3,260	1,470
Trade Names
Cost
Intangible assets gross	1,357
Volunteer list acquired
Cost
Intangible assets gross	$ 1,325	$ 1,325